Summary of Significant Accounting Policies (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) CUSTOMER	Dec. 31, 2021 USD ($) CUSTOMER	Sep. 30, 2022 USD ($) customer CUSTOMER	Sep. 30, 2021 USD ($) customer	Oct. 01, 2019 USD ($)
Summary of Significant Accounting Policies
Total proceeds from sales of available-for-sale securities	$ 25,900
Realized gains	900
Operating Lease, Right-of-Use Asset	777		$ 890
Fair Value	0
Revenue from Contract with Customer, Excluding Assessed Tax	12,805	$ 10,700
MARIADB CORPORATION AB [Member]
Summary of Significant Accounting Policies
Goodwill, impairment loss			0	$ 0
Advertising Expense			5,500	3,300
Pension benefits expense			900	600
Operating Lease, Right-of-Use Asset			890	1,645	$ 2,300
Finance lease, liability, noncurrent					$ 2,300
Revenue from Contract with Customer, Excluding Assessed Tax			43,685	36,028
Service [Member]
Summary of Significant Accounting Policies
Revenue from Contract with Customer, Excluding Assessed Tax	1,528	1,191
Service [Member] | MARIADB CORPORATION AB [Member]
Summary of Significant Accounting Policies
Revenue from Contract with Customer, Excluding Assessed Tax			5,234	4,222
Service [Member] | Transferred at Point in Time [Member]
Summary of Significant Accounting Policies
Revenue from Contract with Customer, Excluding Assessed Tax	200	0
Service [Member] | Transferred at Point in Time [Member] | MARIADB CORPORATION AB [Member]
Summary of Significant Accounting Policies
Revenue from Contract with Customer, Excluding Assessed Tax			200	500
Service [Member] | Transferred over Time [Member]
Summary of Significant Accounting Policies
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,300	$ 1,200
Service [Member] | Transferred over Time [Member] | MARIADB CORPORATION AB [Member]
Summary of Significant Accounting Policies
Revenue from Contract with Customer, Excluding Assessed Tax			$ 5,000	$ 3,700
Maximum | MARIADB CORPORATION AB [Member]
Summary of Significant Accounting Policies
Property, plant and equipment, useful life			5 years
Minimum | MARIADB CORPORATION AB [Member]
Summary of Significant Accounting Policies
Property, plant and equipment, useful life			2 years
Customer Concentration Risk [Member] | Customer 1
Summary of Significant Accounting Policies
Number of Customers | CUSTOMER	1
Customer Concentration Risk [Member] | Customer 1 | MARIADB CORPORATION AB [Member]
Summary of Significant Accounting Policies
Number of Customers | customer			0
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer 1
Summary of Significant Accounting Policies
Revenue percentage	57.10%
Number of Customers | CUSTOMER			1
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer 1 | MARIADB CORPORATION AB [Member]
Summary of Significant Accounting Policies
Revenue percentage			10.00%	12.80%
Number of Customers | customer				1
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer 1
Summary of Significant Accounting Policies
Number of Customers | CUSTOMER	0	0
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer 1 | MARIADB CORPORATION AB [Member]
Summary of Significant Accounting Policies
Number of Customers | customer			0	0
US Treasury Securities [Member]
Summary of Significant Accounting Policies
Investment securities			$ 26,000
Fair Value			25,999
US Treasury Securities [Member] | MARIADB CORPORATION AB [Member]
Summary of Significant Accounting Policies
Investment securities			26,000
Fair Value			$ 25,999